Subsequent events (Details) - USD ($)				1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 27, 2022	Oct. 13, 2022	Mar. 03, 2022	Nov. 10, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 26, 2022	Jun. 16, 2022	Mar. 31, 2022
Subsequent Event [Line Items]
Exercise of stock options (in shares)					174,378
Proceeds from issuance of common stock upon exercise of stock options					$ 72,000	$ 66,000
ELOC, right to sell common stock										$ 150,000,000
DWave System [Member]
Subsequent Event [Line Items]
Exercise of stock options (in shares)							105,203
Proceeds from issuance of common stock upon exercise of stock options							$ 85,000	$ 5,000
DWave System [Member] | Venture Loan Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount											$ 25,000,000
Subsequent Event
Subsequent Event [Line Items]
Exercise of stock options (in shares)				764,796
Proceeds from issuance of common stock upon exercise of stock options				$ 696,000
ELOC, right to sell common stock									$ 150,000,000
Subsequent Event | Restricted Stock Units (RSUs) [Member] | Employees
Subsequent Event [Line Items]
Awards granted (in shares)	3,578,590	4,496,833
Subsequent Event | Restricted Stock Units (RSUs) [Member] | Members of board of directors
Subsequent Event [Line Items]
Awards granted (in shares)	167,605
Subsequent Event | DWave System [Member] | Venture Loan Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 25,000,000
Debt Instrument, Maturity Date			Dec. 31, 2022
Percentage of the aggregate amount of the advances made under the venture loan agreement			5.00%
Subsequent Event | DWave System [Member] | Venture Loan Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			7.25%
Subsequent Event | DWave System [Member] | Venture Loan Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			10.50%
Subsequent Event | DWave System [Member] | First Tranche Loan [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 15,000,000
Subsequent Event | DWave System [Member] | Second Tranche Loan [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			5,000,000
Subsequent Event | DWave System [Member] | Third Tranche Loan [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 5,000,000